Real Property Acquisitions and Development (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Development projects:
Development projects	$ 336,048,000	$ 470,096,000	$ 435,410,000
Expansion projects	4,983,013.6	45,414,000	3,216,000
Total construction in progress conversions	341,031,013.6	515,510,000	438,626,000
Future minimum lease payments receivable under operating leases
2013	1,039,427,000
2014	980,258,000
2015	952,029,000
2016	950,079,000
2017	929,224,000
Thereafter	7,579,800,000
Totals	12,430,817,000
Senior Housing Facilities Triple Net [Member]
Development projects:
Development projects	146,913,000	114,161,000	273,034,000
Medical Facilities [Member]
Development projects:
Development projects	$ 189,135,000	$ 355,935,000	$ 162,376,000